Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payments
Schedule of Restricted share units

	Number of RSUs	Weighted average Grant date fair value per share
RSUs outstanding December 31, 2020	—	—
Granted	57,896	$12.24
Vested (1)	(15,000)	$12.24
Forfeited	—	—
RSUs outstanding December 31, 2021	42,896	$12.24

(1)	No ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2021.

Schedule of Incentive shares

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2020	40,000	$23
Granted	—	$—
Vested	(10,000)	$—
Forfeited	—	$—
Incentive shares outstanding December 31, 2021	30,000	$23

Schedule of Reconciliation to statement of profit or loss

€’000	2021	2020
2020Earn-Out	(1,400)	1,400
2021 Equity Incentive Plan	228	$—
Incentive shares	331	$38
Share-based payment (credit)/ expense	(841)	$1,438